Mobile Financial Services activities - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	May 11, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Initial nominal value		€ 500.0
Operating segments [member] | Fair value hedges [member] | Portfolio of OATi
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 20.0
Fair value of derivative designated as hedging instrument	1.7
Operating segments [member] | Mobile Finance Services
Disclosure of detailed information about hedges [line items]
Initial nominal value	1.0
Operating segments [member] | Mobile Finance Services | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	1,203.0
Operating segments [member] | Mobile Finance Services | Negotiable Debt
Disclosure of detailed information about hedges [line items]
Initial nominal value	10.0
Fair value of derivative not designated as hedging instrument	0.5
Operating segments [member] | Mobile Finance Services | Trading swaps [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	16.0
Fair value of derivative not designated as hedging instrument	(0.3)
Operating segments [member] | Mobile Finance Services | Trading swaps [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	6.0
Operating segments [member] | Mobile Finance Services | Trading swaps [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	10.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	5.0
Fair value of derivative designated as hedging instrument	2.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	85.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	374.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	208.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Housing loans and consumer loans portfolio [member] | Later than five years [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	622.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | French inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	210.0
Fair value of derivative designated as hedging instrument			€ (57.0)
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Fungible treasury Bonds [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	124.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | Fungible treasury Bonds [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	24.0
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative designated as hedging instrument	(20.0)
Operating segments [member] | Mobile Finance Services | Fair value hedges [member] | European inflation-indexed fungible treasury bonds [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	100.0
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	219.0
Fair value of derivative designated as hedging instrument	8.0
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member] | Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	33.0
Operating segments [member] | Mobile Finance Services | Cash flow hedges [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Initial nominal value	€ 176.0